Basis of Preparation - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unbilled Revenue [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Unbilled revenue recognized	₩ 1,725,444	₩ 2,348,813